UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31,

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

AGGRESSIVE GROWTH FUND

FORM N-Q

MAY 31, 2008

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	May 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 14.2%
Internet & Catalog Retail - 0.9%
4,055,300	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$68,899,547

Media - 13.1%
9,011,600	Cablevision Systems Corp., New York Group, Class A Shares *	244,304,476
804,600	CBS Corp., Class B Shares	17,363,268
	Comcast Corp.:
1,938,200	Class A Shares	43,609,500
14,539,100	Special Class A Shares	324,076,539
1,575,800	Discovery Holding Co., Class A Shares *	41,270,202
	Liberty Global Inc.:
715,531	Series A Shares *	25,651,786
725,648	Series C Shares *	24,512,390
3,244,400	Liberty Media Corp. - Entertainment, Series A *	87,598,800
22,246,200	Sirius Satellite Radio Inc. *	56,060,424
804,600	Viacom Inc., Class B Shares *	28,820,772
4,986,900	Walt Disney Co.	167,559,840
1,019,600	World Wrestling Entertainment Inc., Class A Shares	16,976,340

	Total Media	1,077,804,337

Specialty Retail - 0.2%
2,694,800	Charming Shoppes Inc. *	15,656,788

	TOTAL CONSUMER DISCRETIONARY	1,162,360,672

ENERGY - 26.6%
Energy Equipment & Services - 15.7%
1,254,600	Core Laboratories NV *	171,654,372
2,066,201	National-Oilwell Varco Inc. *	172,155,867
20,706,000	Weatherford International Ltd. *	944,814,780

	Total Energy Equipment & Services	1,288,625,019

Oil, Gas & Consumable Fuels - 10.9%
11,912,500	Anadarko Petroleum Corp.	893,080,125

	TOTAL ENERGY	2,181,705,144

FINANCIALS - 10.5%
Capital Markets - 8.1%
1,378,700	Cohen & Steers Inc.	41,609,166
27,800	Goldman Sachs Group Inc.	4,904,198
11,984,300	Lehman Brothers Holdings Inc.	441,142,083
3,990,400	Merrill Lynch & Co. Inc.	175,258,368

	Total Capital Markets	662,913,815

Diversified Financial Services - 0.1%
831,500	CIT Group Inc.	8,315,000

Media - 0.1%
811,100	Liberty Media Holding Corp., Capital Group, Series A Shares *	12,020,502

Thrifts & Mortgage Finance - 2.2%
4,171,200	Astoria Financial Corp.	99,524,832
3,985,800	New York Community Bancorp Inc.	81,788,616

	Total Thrifts & Mortgage Finance	181,313,448

	TOTAL FINANCIALS	864,562,765

HEALTH CARE - 30.4%
Biotechnology - 17.6%
1,373,100	Alkermes Inc. *	17,397,177
6,210,500	Amgen Inc. *	273,448,315
138,875	AP Pharma Inc. *	218,034
7,022,600	Biogen Idec Inc. *	440,668,150
493,100	Genentech Inc. *	34,945,997
6,188,600	Genzyme Corp. *	423,671,556

See Notes to Schedule of Investments.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

SHARES	SECURITY	VALUE
Biotechnology - 17.6% (continued)
4,263,900	ImClone Systems Inc. *	$185,820,762
973,300	Isis Pharmaceuticals Inc.*	13,762,462
1,853,900	Vertex Pharmaceuticals Inc.*	53,077,157

	Total Biotechnology	1,443,009,610

Health Care Equipment & Supplies - 2.1%
3,452,300	Covidien Ltd.	172,925,707

Health Care Providers & Services - 5.7%
13,699,900	UnitedHealth Group Inc.	468,673,579

Pharmaceuticals - 5.0%
1,101,576	Anesiva Inc. *	3,866,532
1,490,600	BioMimetic Therapeutics Inc. *	17,812,670
7,415,400	Forest Laboratories Inc. *	266,287,014
583,100	Johnson & Johnson	38,916,094
742,020	Teva Pharmaceutical Industries Ltd., ADR	33,932,574
3,336,900	Valeant Pharmaceuticals International *	54,625,053

	Total Pharmaceuticals	415,439,937

	TOTAL HEALTH CARE	2,500,048,833

INDUSTRIALS - 6.2%
Aerospace & Defense - 3.0%
2,309,575	L-3 Communications Holdings Inc.	248,025,259

Industrial Conglomerates - 1.9%
3,452,300	Tyco International Ltd.	156,009,437

Machinery - 1.3%
2,586,600	Pall Corp.	105,559,146

	TOTAL INDUSTRIALS	509,593,842

INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 1.3%
1,364,043	Arris Group Inc. *	12,767,443
625,772	Nokia Oyj	18,039,218
2,711,228	Nokia Oyj, ADR	76,998,875

	Total Communications Equipment	107,805,536

Computers & Peripherals - 2.2%
324,400	LaserCard Corp. *	2,374,608
5,700,600	Quantum Corp. *	9,748,026
3,693,800	SanDisk Corp. *	104,571,478
2,947,750	Seagate Technology	63,140,805

	Total Computers & Peripherals	179,834,917

Electronic Equipment & Instruments - 1.9%
638,700	Excel Technology Inc. *	16,618,974
3,452,300	Tyco Electronics Ltd.	138,506,276

	Total Electronic Equipment & Instruments	155,125,250

Semiconductors & Semiconductor Equipment - 4.7%
4,616,100	Broadcom Corp., Class A Shares *	132,435,909
3,262,800	Cirrus Logic Inc. *	21,403,968
1,205,000	Cree Inc. *	30,631,100
1,177,200	DSP Group Inc. *	9,817,848
3,040,300	Intel Corp.	70,474,154
7,342,300	Micron Technology Inc. *	59,252,361
684,200	Standard Microsystems Corp.*	22,304,920
2,688,100	Teradyne Inc.*	36,934,494

	Total Semiconductors & Semiconductor Equipment	383,254,754

Software - 1.5%
1,019,600	Advent Software Inc. *	43,812,212
1,575,800	Autodesk Inc. *	64,859,928

See Notes to Schedule of Investments.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	May 31, 2008

SHARES	SECURITY	VALUE
Software - 1.5% (continued)
631,100	Microsoft Corp.	$17,872,752

	Total Software	126,544,892

	TOTAL INFORMATION TECHNOLOGY	952,565,349

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $4,696,415,087)	8,170,836,605

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
$49,312,000	Interest in $1,174,860,000 joint tri-party repurchase agreement dated 5/30/08 with Greenwich Capital Markets Inc., 2.280% due 6/2/08; Proceeds at maturity- $49,321,369; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.250% due 6/4/08 to 12/19/25; Market value - $50,298,358) (Cost - $49,312,000)	49,312,000

	TOTAL INVESTMENTS - 100.1% (Cost - $4,745,727,087#)	8,220,148,605
	Liabilities in Excess of Other Assets - (0. l)%	(4,189,572)

	TOTAL NET ASSETS - 100.0%	$8,215,959,033

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR      — American Depositary Receipt

See Notes to Schedule of Investment.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”), The Trust, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with US. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,878,351,311
Gross unrealized depreciation	(403,929,793)

Net unrealized appreciation	$3,474,421,518

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No, 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

*  *  *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 28, 2008